Janus Henderson Research Fund

Schedule of Investments (unaudited)

December 31, 2020

Shares or Principal Amounts		Value
Common Stocks– 99.8%
Aerospace & Defense – 0.9%
L3Harris Technologies Inc	944,767	$178,579,858
Air Freight & Logistics – 1.0%
United Parcel Service Inc	1,113,165	187,456,986
Auto Components – 0.4%
Aptiv PLC	526,603	68,611,105
Beverages – 1.2%
Constellation Brands Inc	1,068,487	234,052,077
Biotechnology – 5.2%
AbbVie Inc	2,996,199	321,042,723
Alexion Pharmaceuticals Inc*	684,997	107,023,931
BioMarin Pharmaceutical Inc*	1,230,742	107,923,766
Global Blood Therapeutics Inc*	1,411,209	61,119,462
Neurocrine Biosciences Inc*	1,085,993	104,092,429
Sarepta Therapeutics Inc*	596,937	101,771,789
Vertex Pharmaceuticals Inc*	773,189	182,735,488
		985,709,588
Capital Markets – 0.4%
Blackstone Group Inc	1,165,926	75,563,664
Chemicals – 1.1%
Air Products & Chemicals Inc	325,400	88,905,788
Sherwin-Williams Co	172,920	127,080,637
		215,986,425
Containers & Packaging – 0.6%
Ball Corp	1,127,106	105,023,737
Diversified Consumer Services – 0.6%
Terminix Global Holdings Inc*	2,052,334	104,689,557
Electronic Equipment, Instruments & Components – 0.4%
Cognex Corp	970,376	77,906,637
Entertainment – 2.6%
Liberty Media Corp-Liberty Formula One*	3,960,099	168,700,217
Netflix Inc*	592,599	320,436,057
		489,136,274
Equity Real Estate Investment Trusts (REITs) – 2.0%
American Tower Corp	195,267	43,829,631
Crown Castle International Corp	548,670	87,342,777
Equinix Inc	127,608	91,135,081
VICI Properties Inc	6,431,209	163,995,829
		386,303,318
Health Care Equipment & Supplies – 2.3%
Abbott Laboratories	839,301	91,895,066
Boston Scientific Corp*	4,634,691	166,617,141
Dentsply Sirona Inc	1,561,503	81,760,297
Edwards Lifesciences Corp*	966,426	88,167,044
		428,439,548
Health Care Providers & Services – 1.2%
Humana Inc	571,530	234,481,613
Hotels, Restaurants & Leisure – 1.2%
Aramark	3,169,234	121,952,124
McDonald's Corp	518,194	111,194,069
		233,146,193
Household Durables – 0.6%
Roku Inc*	325,629	108,115,341
Household Products – 1.6%
Procter & Gamble Co	2,201,885	306,370,279
Industrial Conglomerates – 0.6%
Honeywell International Inc	570,092	121,258,568
Information Technology Services – 6.2%
Fidelity National Information Services Inc	677,948	95,902,524
Mastercard Inc	1,476,157	526,899,480
Visa Inc	2,532,667	553,970,253
		1,176,772,257
Insurance – 1.6%
Aon PLC	833,431	176,078,967
Progressive Corp	1,316,740	130,199,251
		306,278,218
Interactive Media & Services – 8.6%
Alphabet Inc - Class C*	525,440	920,507,827

Shares or Principal Amounts		Value
Common Stocks– (continued)
Interactive Media & Services– (continued)
Facebook Inc*	2,615,040	$714,324,326
		1,634,832,153
Internet & Direct Marketing Retail – 10.0%
Amazon.com Inc*	458,405	1,492,992,997
Booking Holdings Inc*	117,099	260,811,090
DoorDash Inc - Class A*,#	448,261	63,989,258
Wayfair Inc*	355,369	80,245,874
		1,898,039,219
Life Sciences Tools & Services – 2.0%
Illumina Inc*	258,434	95,620,580
IQVIA Holdings Inc*	652,789	116,960,205
Thermo Fisher Scientific Inc	360,406	167,869,907
		380,450,692
Machinery – 1.2%
Deere & Co	218,696	58,840,159
Ingersoll Rand Inc*	1,828,662	83,313,841
Parker-Hannifin Corp	318,515	86,766,671
		228,920,671
Oil, Gas & Consumable Fuels – 0.1%
Cheniere Energy Inc*	359,862	21,602,516
Pharmaceuticals – 3.2%
Bristol-Myers Squibb Co	2,704,788	167,778,000
Elanco Animal Health Inc*	2,369,065	72,659,224
Horizon Therapeutics PLC*	1,184,925	86,677,264
Merck & Co Inc	3,339,242	273,149,996
		600,264,484
Professional Services – 1.8%
CoStar Group Inc*	270,118	249,664,665
Verisk Analytics Inc	400,736	83,188,786
		332,853,451
Road & Rail – 1.3%
Uber Technologies Inc*	4,636,727	236,473,077
Semiconductor & Semiconductor Equipment – 7.7%
Lam Research Corp	635,025	299,903,257
Microchip Technology Inc	1,225,247	169,218,863
NVIDIA Corp	1,054,275	550,542,405
Texas Instruments Inc	2,097,140	344,203,588
Xilinx Inc	680,028	96,407,570
		1,460,275,683
Software – 19.9%
Adobe Inc*	1,188,927	594,606,171
Atlassian Corp PLC*	985,955	230,585,296
Autodesk Inc*	752,661	229,817,510
Avalara Inc*	697,902	115,077,061
Microsoft Corp	6,633,333	1,475,385,926
RingCentral Inc*	576,193	218,359,861
salesforce.com Inc*	775,933	172,668,370
SS&C Technologies Holdings Inc	924,986	67,292,732
Tyler Technologies Inc*	374,248	163,366,737
Workday Inc*	853,285	204,455,619
Zendesk Inc*	2,085,849	298,526,709
		3,770,141,992
Specialty Retail – 0.8%
Burlington Stores Inc*	546,398	142,910,397
Technology Hardware, Storage & Peripherals – 9.9%
Apple Inc	14,099,374	1,870,845,936
Textiles, Apparel & Luxury Goods – 1.4%
NIKE Inc	1,904,208	269,388,306
Wireless Telecommunication Services – 0.2%
T-Mobile US Inc*	303,169	40,882,340
Total Common Stocks (cost $9,598,561,525)		18,911,762,160
Rights– 0%
Pharmaceuticals – 0%
Bristol-Myers Squibb Co*((cost $1,925,692)	1,577,110	1,088,364
Investment Companies– 0.2%
Money Markets – 0.2%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº,£((cost $40,330,147)	40,326,114	40,330,147
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº,£	5,092,923	5,092,923

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0%
Canadian Imperial Bank of Commerce, 0.0800%, 1/4/21	$1,273,231	$1,273,231
Total Investments Purchased with Cash Collateral from Securities Lending (cost $6,366,154)		6,366,154
Total Investments (total cost $9,647,183,518) – 100.1%		18,959,546,825
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(10,560,412)
Net Assets – 100%		$18,948,986,413

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$18,728,961,529	98.8%
Australia	230,585,296	1.2

Total	$18,959,546,825	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/20
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	$12,388	$(2,810)	$(436)	$40,330,147
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº	10,035∆	-	-	5,092,923
Total Affiliated Investments - 0.3%	$22,423	$(2,810)	$(436)	$45,423,070

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 12/31/20
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	19,207,409	417,175,205	(396,049,221)	40,330,147
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº	41,911,317	88,677,718	(125,496,112)	5,092,923

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2020.

#	Loaned security; a portion of the security is on loan at December 31, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$18,911,762,160	$-	$-
Rights	1,088,364	-	-
Investment Companies	-	40,330,147	-
Investments Purchased with Cash Collateral from Securities Lending	-	6,366,154	-
Total Assets	$18,912,850,524	$46,696,301	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70248 02-21